FINANCE COSTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCE COSTS
Interest on lease liability	¥ 2,166	¥ 2,746	¥ 315
Other		¥ 2